Goodwill and other intangible assets (Tables)	6 Months Ended
Sep. 30, 2014
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2014 and September 30, 2014:

	As of March 31, 2014						As of September 30, 2014
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
	(In millions)

Branch network	Rs.	8,335.0	Rs.	8,133.0	Rs.	202.0	Rs.	8,335.0	Rs.	8,335.0	Rs.	0	US$	0

Customer list		2,710.0		2,710.0		0		2,710.0		2,710.0		0		0

Core deposit		4,414.0		4,414.0		0		4,414.0		4,414.0		0		0

Favorable leases		543.0		514.0		29.0		543.0		522.5		20.5		0.3

Total	Rs.	16,002.0	Rs.	15,771.0	Rs.	231.0	Rs.	16,002.0	Rs.	15,981.5	Rs.	20.5	US$	0.3

Schedule of Expected Amortization Expense

The estimated amortization expense for intangible assets for each of the five succeeding twelve months period is given in the table below:

	As of September 30,
	2014		2014
	(In millions)
To be amortized during the twelve months ending September 30:
2015	Rs.	12.0	US$	0.2

2016		5.0		0.1

2017		2.0		0

2018		1.0		0

2019		0.5		0